Equity Compensation Plan - Summary of the Company's non-vested stock option activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable option shares				125,000
Non-vested stock option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstnding, Option Shares	549,000	250,000	250,000
Granted, Option Shares	123,000	250,000	0
Granted, Option Shares	100,000	299,000
Exercised, Option Shares	(125,000)	(250,000)
Unvested option shares	497,500	549,000	125,000
Outstnding, Option Shares	647,000	549,000	250,000
Outstnding, Weighted-Average Exercise Price	$ 4.8	$ 2.99	$ 2.99
Granted, Weighted-Average Exercise Price	6.01	2.85	0
Granted, Weighted-Average Exercise Price	6.89	6.43
Exercised, Weighted-Average Exercise Price	2.85	2.99
Outstnding, Weighted-Average Exercise Price	5.73	4.8	2.99
Unvested weighted-average exercise price	$ 5.52	$ 4.8	$ 2.99
Exercisable option shares	149,500	0	125,000
Exercisable weighted-average exercise price	$ 6.43	$ 0	$ 2.99